Off balance sheet commitments - Summary of Amount of Guarantees Given and Received (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Guarantees given:
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	€ 3,291	€ 3,103	€ 3,010
Guarantees provided to banks in connection with credit facilities
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	695	1,263	1,307
Other guarantees given
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	2,596	1,840	1,703
Guarantees received
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	€ (964)	€ (703)	€ (190)